Debt - Private Placement and German Private Placement (Schuldschein) Narrative (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 16, 2012 USD ($) series	Oct. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,911,459,000		$ 2,023,709,000
Number of series of notes issued | series	3
Repayment of long-term debt				$ 480,003,000		41,345,000	$ 296,400,000
German Private Placement (2022 Schuldschein) | August 2035
Debt Instrument [Line Items]
Stated interest rate				3.04%
Notional amount | €					€ 70,000,000
Interest rate increase (decrease) for ESG rating				0.025%	0.025%
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000
Weighted average interest rate of long-term debt	3.66%
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000
Term of debt instrument	7 years
Stated interest rate	3.19%
Repayment of long-term debt				$ 127,000,000				$ 73,000,000
Senior Unsecured Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000
Term of debt instrument	10 years
Stated interest rate	3.75%			3.75%
Repayment of long-term debt				$ 300,000,000		0	0
Senior Unsecured Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000
Term of debt instrument	12 years
Stated interest rate	3.90%			3.90%
Repayment of long-term debt				$ 27,000,000		0	0
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument				116,821,000		294,738,000					$ 331,100,000
Debt issuance cost											$ 1,200,000
Repayment of long-term debt		$ 153,000,000	$ 41,100,000	153,003,000		$ 41,145,000	$ 0
Unrealized gain (loss) recorded in equity				5,200,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument				394,638,000						€ 370,000,000
Debt issuance cost									$ 1,200,000
Unrealized gain (loss) recorded in equity				$ (22,000,000)